Cover	Sep. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Entity File Number	001-33497
Entity Registrant Name	AMICUS THERAPEUTICS, INC.
Entity Central Index Key	0001178879
Entity Tax Identification Number	71-0869350
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3675 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	921-7600
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par Value $0.01
Trading Symbol	FOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false